13 Financial assets and financial liabilities (Details 10) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of redesignated financial assets and liabilities [line items]
Loans and financing	R$ 60,357	R$ 77,829
Lease liabilities	284,515	212,360
Accounts payable to selling shareholders	300,237	R$ 177,730
Liquidity Risk [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	17,628
Loans and financing	62,487
Lease liabilities	704,309
Accounts payable to selling shareholders	332,215
Advances from customers	36,860
Derivatives	757
Financial liabilities contractual undiscounted	1,154,256
Liquidity Risk [Member] | Less Than 1 Year [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables	17,628
Loans and financing	54,507
Lease liabilities	44,139
Accounts payable to selling shareholders	137,608
Advances from customers	36,860
Derivatives	757
Financial liabilities contractual undiscounted	291,499
Liquidity Risk [Member] | 1 to 3 Years [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	3,537
Lease liabilities	81,326
Accounts payable to selling shareholders	182,535
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	267,398
Liquidity Risk [Member] | 3 To 5 Years [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	2,517
Lease liabilities	76,013
Accounts payable to selling shareholders	12,072
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	90,602
Liquidity Risk [Member] | More Than 5 Years [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Trade payables
Loans and financing	1,926
Lease liabilities	502,831
Accounts payable to selling shareholders
Advances from customers
Derivatives
Financial liabilities contractual undiscounted	R$ 504,757